Cash and cash equivalents (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Cash and bank balances
Fixed deposits	$ 3,049,339	$ 3,000,000
Cash at banks	6,276,733	3,766,347
Cash and short-term deposit	$ 9,326,072	$ 6,766,347
Fixed deposit term	30 days	30 days
Minimum
Cash and bank balances
Fixed deposit interest rate	4.35%	3.90%
Maximum
Cash and bank balances
Fixed deposit interest rate	5.00%	4.67%